Taxation	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxation
16. TAXATION
(a) Value Added Tax (“VAT”) and Surcharges
The Group is subject to VAT at the rate of 6% for both corporate learning solution and other revenue.
(b) Income Tax
Cayman Islands
Under the current laws of the Cayman Islands, entities incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to a two-tiered
profits tax rates regime. Under the
two-tiered
profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.

PRC
On March 16, 2007, the National People’s Congress of PRC enacted a new Enterprise Income Tax Law (“new EIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax at a uniform rate of 25%. The new EIT law became effective on January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply
for the HNTE certificate when the prior certificate expires.
Jiangsu Radnova
obtained its HNTE certificate on November
30
, 2021 and was eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In 2024,
Jiangsu Radnova
renewed its HNTE certificate and was eligible to enjoy the preferential tax rate from 2024 to 202
6
.
For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the year ended December 31, 2024, there are qualified small and low-profit
enterprises in PRC, and thus they were eligible for the above preferential tax rate for small and low-profit enterprises.

Withholding Tax on Undistributed Dividends
The new EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “actual management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “actual management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the company be treated as a resident enterprise for PRC tax purposes, the company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.
The new EIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend. The State Taxation Administration (“SAT”) further promulgated SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status.
As of December 31, 2023 and 2024, the Group does not have any plan for its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC. Accordingly, no deferred income tax liabilities on withholding tax were provided as of December 31, 2023 and 2024, respectively.

Composition of Income Tax
The components of loss before tax are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(607,635)	(307,901)	(176,456)
(Loss)/gain from overseas entities	(38,051)	68,192	84,403

Total loss before tax	(645,686)	(239,709)	(92,053)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	—	—	—
Deferred income tax benefit	5,391	9,871	—

Total income tax benefit	5,391	9,871	—

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax benefit of the

Group:

	Year ended December 31,
	2022		2023		2024
PRC Statutory income tax rate	25.0%		25.0%		25.0%
Tax rate difference from statutory rate in other jurisdictions (1)	(1.5	% )	8.0%		21.0%
Effect of preferential tax rates and tax holiday (2)	(0.5	% )	(4.0	% )	(11.0	% )
Effect of permanent differences (3)	(2.8	% )	(2.6	% )	(25.0	% )
Additional deduction of qualified R&D expenditures	4.2%		7.7%		16.0%
Changes in valuation allowance	(23.4	% )	(19.0	% )	70.0%
Effect of changes in tax rates	—		—		(25.0	% )
Effect of expiration on NOL	(0.2	% )	(11.0	% )	(49.0	% )
Effect of deconsolidation on NOL	—		—		(22.0%)
Effective tax rates	0.8%		4.1%		—

(1)	The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, British Virgin Islands or Hong Kong.
(2)
Jiangsu Radnova has been qualified as HNTE and enjoys a preferential income tax rate of

15%
during 2022, 2023 and 2024. Since Jiangsu Radnova had cumulative tax losses as of December 31, 2023 and 2024, there was no effect of the tax holiday.

(3)	The permanent differences are primarily related to share-based compensation, non-deductible expenses and true-up on NOL.

(c) Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	522,038	452,178
Accounts receivables allowance	325	259
Fair value change of long-term investment	1,972	4,141

Total deferred tax assets	524,335	456,578
Less: valuation allowance	(521,462)	(456,578)

Total deferred tax assets, net of valuation allowance	2,873	—
Amounts offset by deferred tax liabilities	(2,873)	—

Total deferred tax assets, net	—	—

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities
Intangible assets, net	1,909	—
Prepaid expenses	964	—

Total deferred tax liabilities	2,873	—
Amounts offset by deferred tax assets	(2,873)	—

Total deferred tax liabilities, net	—	—

Movement of valuation allowance

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(325,200)	(476,022)	(521,462)
Changes of valuation allowance	(150,822)	(45,440)	64,884

Balance at end of the year	(476,022)	(521,462)	(456,578)

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future.
Total net operating losses (NOLs) carryforwards of the subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC of the Company is RMB 1,870,574 and RMB 1,905,882 as of December 31, 2023 and 2024, respectively. As of December 31, 2024, net operating loss carryforwards of the subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC of the Company will expire in calendar years 2025-2030 and 2033-2034, if not utilized.
The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the net operating losses for PRC. Accordingly, as of December 31, 2023 and 2024, a RMB 521,462 and RMB 456,578 valuation allowance has been established respectively.
The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.
As of December 31, 2024, the tax years ended December 31, 2019 through 2023 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2018 through 2023 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.